Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Non-Current deferred tax assets	$ 36,700	$ 30,758
Total deferred tax assets	36,700	30,758
Less valuation allowance	(11,349)	(18,007)	$ (42,584)	$ (45,526)
Net deferred tax assets	25,351	12,751
Non-Current deferred tax liabilities	0	0
Total deferred tax liabilities	0	0
Total deferred tax	$ 25,351	$ 12,751